The Capital Value Fund
                            SUPPLEMENT APRIL 15, 1997



The Prospectus and Statement of Additional Information dated August 1, 1996, of The Capital Value Fund (the "Fund") are hereby amended to reflect the following new service providers to the Fund:

1. Transfer Agent. The transfer, dividend paying, and shareholder servicing agent of the Fund is North Carolina Shareholder Services, LLC, a North Carolina limited liability company controlled by John D. Marriott, Jr., whose address is 107 North Washington Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365. This firm will be compensated for its services by The Nottingham Company, the Administrator for the Fund, and not directly by the Fund.

2. Custodian. The custodian for the Fund's assets is First Union National Bank of North Carolina, whose address is Two First Union Center, Charlotte, North Carolina 28288-1151.

Inquiries  concerning  the  Fund,   shareholder   accounts,   and  purchases  or
redemptions of shares in the Fund should now be addressed to:

         The Capital Value Fund
         c/o NCSS
         107 North Washington Street
         Post Office Box 4365
         Rocky Mount, North Carolina  27803-0365
         1-800-525-3863

For persons desiring to invest in the Fund by bank wire, your bank should now use the following wire instructions:

         First Union National Bank of North Carolina
         Charlotte, North Carolina
         ABA#0530 00219
         Capital Value Fund 2000000862110
         For further credit to (shareholder's name and  SSN or EIN)

                            ZSA Asset Allocation Fund
                            SUPPLEMENT APRIL 15, 1997



The Prospectus and Statement of Additional Information dated August 1, 1996, of ZSA Asset Allocation Fund (the "Fund") are hereby amended to reflect the following new service providers to the Fund:

1. Transfer Agent. The transfer, dividend paying, and shareholder servicing agent of the Fund is North Carolina Shareholder Services, LLC, a North Carolina limited liability company controlled by John D. Marriott, Jr., whose address is 107 North Washington Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365. This firm will be compensated for its services by The Nottingham Company, the Administrator for the Fund, and not directly by the Fund.

2. Custodian. The custodian for the Fund's assets is First Union National Bank of North Carolina, whose address is Two First Union Center, Charlotte, North Carolina 28288-1151.

Inquiries  concerning  the  Fund,   shareholder   accounts,   and  purchases  or
redemptions of shares in the Fund should now be addressed to:

         ZSA Asset Allocation Fund
         c/o NCSS
         107 North Washington Street
         Post Office Box 4365
         Rocky Mount, North Carolina  27803-0365
         1-800-525-3863

For persons desiring to invest in the Fund by bank wire, your bank should now use the following wire instructions:

         First Union National Bank of North Carolina
         Charlotte, North Carolina
         ABA#0530 00219
         ZSA  Asset  Allocation  Fund   2000000861771   For  further  credit  to
         (shareholder's name and SSN or EIN)

                       The Brown Capital Management Funds
                            SUPPLEMENT APRIL 15, 1997



The Prospectus and Statement of Additional Information dated July 12, 1996, of The Brown Capital Management Funds (the "Funds") are hereby amended to reflect the following new service providers to the Funds:

1. Transfer Agent. The transfer, dividend paying, and shareholder servicing agent of the Funds is North Carolina Shareholder Services, LLC, a North Carolina limited liability company controlled by John D. Marriott, Jr., whose address is 107 North Washington Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365. This firm will be compensated for its services by The Nottingham Company, the Administrator for the Funds, and not directly by the Funds.

2. Custodian. The custodian for the Funds' assets is First Union National Bank of North Carolina, whose address is Two First Union Center, Charlotte, North Carolina 28288-1151.

Inquiries  concerning  the  Funds,   shareholder  accounts,   and  purchases  or
redemptions of shares in the Funds should now be addressed to:

   The Brown Capital Management Funds (Equity, Balanced, or Small Company Fund) c/o NCSS
   107 North Washington Street
   Post Office Box 4365
   Rocky Mount, North Carolina  27803-0365
   1-800-525-3863

For persons desiring to invest in the Funds by bank wire, your bank should now use the following wire instructions:

         First Union National Bank of North Carolina
         Charlotte, North Carolina
         ABA#0530 00219
                  The Brown Capital Management Equity Fund
                  2000000861768
                  For further credit to (shareholder's name and  SSN or EIN)
         OR
                  The Brown Capital Management Balanced Fund 2000000861917 For further credit to (shareholder's name and SSN or EIN)
         OR
                  The Brown Capital Management Small Company Fund 2000000861904 For further credit to (shareholder's name and SSN or EIN)

Office of Records
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549


Re:      Nottingham Investment Trust II
         33-37458
         811-06199

         CIK:     0000869351

Dear Sir/Madam:

Pursuant to Rule 497 under the Securities Act of 1933, transmitted for filing is one copy of an EDGARized version of a Supplement to the August 1, 1996 Prospectus and Statement of Additional Information for The Capital Value Fund, a Series of the Nottingham Investment Trust II.

Also enclosed is one copy of an EDGARized version of a Supplement to the August 1, 1996 Prospectus and Statement of Additional Information for The ZSA Asset Allocation Fund, a Series of The Nottingham Investment Trust II.

Also enclosed is one copy of an EDGARized version of a Supplement to the July 12, 1996 Prospectus and Statement of Additional Information for The Brown Capital Management Equity Fund, The Brown Capital Management Balanced Fund and The Brown Capital Management Small Company Fund, Series of The Nottingham Investment Trust II.

Please address any comments or questions to the attention of the  undersigned at
(919) 972-9922 Ext 212.


Yours truly,


/s/ C. Frank Watson III
C. Frank Watson III